Leases (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Leases [abstract]
Right-of-use assets	$ 86,439
Interest expense	3,877
Expenses relating to short-term leases (included in general and administration expenses)	46,913
Expenses relating to variable lease payments not included in lease liabilities (included in general and administration expenses)	$ 25,844